MainStay Defensive ETF Allocation Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Investment Companies 91.7%
Equity Funds 19.5%
Health Care Select Sector SPDR Fund	1,108	$ 147,763
Invesco S&P 500 Low Volatility ETF (a)	2,368	151,126
iShares Core MSCI EAFE ETF	1,597	107,111
iShares Core S&P Mid-Cap ETF	718	189,760
iShares Core S&P Small-Cap ETF	4,739	491,150
Schwab U.S. Mid-Cap ETF	1,182	85,104
Schwab U.S. Small-Cap ETF	6,081	272,064
SPDR S&P Oil & Gas Exploration & Production ETF (a)	789	111,225
VanEck Gold Miners ETF	1,723	55,171
VanEck Oil Services ETF	169	55,778
Vanguard Mega Cap ETF (a)	991	139,245
Vanguard Mega Cap Value ETF	948	99,199
Vanguard Mid-Cap ETF	771	169,635
Total Equity Funds (Cost $1,945,295)		2,074,331
Fixed Income Funds 72.2%
Invesco Senior Loan ETF (a)	49,753	1,050,286
iShares 0-5 Year High Yield Corporate Bond ETF	16,284	684,091
iShares Broad USD High Yield Corporate Bond ETF	10,200	365,058
iShares Broad USD Investment Grade Corporate Bond ETF	21,851	1,119,645
iShares Core U.S. Aggregate Bond ETF	22,237	2,228,592
Schwab U.S. Aggregate Bond ETF	47,248	2,232,468
Total Fixed Income Funds (Cost $8,267,457)		7,680,140
Total Investment Companies (Cost $10,212,752)		9,754,471
Short-Term Investments 19.2%
Affiliated Investment Company 7.9%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	845,332	845,332
Unaffiliated Investment Company 11.3%
Invesco Government & Agency Portfolio, 4.39% (b)(c)	1,196,257	1,196,257
Total Short-Term Investments (Cost $2,041,589)		2,041,589
Total Investments (Cost $12,254,341)	110.9%	11,796,060
Other Assets, Less Liabilities	(10.9)	(1,164,186)
Net Assets	100.0%	$ 10,631,874

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $1,190,525; the total market value of collateral held by the Fund was $1,210,586. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $14,329. The Fund received cash collateral with a value of $1,196,257.
(b)	Current yield as of January 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 274	$ 4,409	$ (3,838)	$ —	$ —	$ 845	$ 9	$ —	845
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 2,074,331	$ —	$ —	$ 2,074,331
Fixed Income Funds	7,680,140	—	—	7,680,140
Total Investment Companies	9,754,471	—	—	9,754,471
Short-Term Investments
Affiliated Investment Company	845,332	—	—	845,332
Unaffiliated Investment Company	1,196,257	—	—	1,196,257
Total Short-Term Investments	2,041,589	—	—	2,041,589
Total Investments in Securities	$ 11,796,060	$ —	$ —	$ 11,796,060

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Conservative ETF Allocation Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Investment Companies 92.2%
Equity Funds 39.7%
Health Care Select Sector SPDR Fund	4,137	$ 551,710
Invesco S&P 500 Low Volatility ETF (a)	8,653	552,235
iShares Core MSCI EAFE ETF	28,082	1,883,460
iShares Core S&P Mid-Cap ETF	3,561	941,137
iShares Core S&P Small-Cap ETF	18,636	1,931,435
Schwab U.S. Mid-Cap ETF	8,314	598,608
Schwab U.S. Small-Cap ETF	43,114	1,928,920
SPDR S&P Oil & Gas Exploration & Production ETF (a)	2,778	391,615
VanEck Gold Miners ETF	5,887	188,502
VanEck Oil Services ETF	588	194,069
Vanguard Mega Cap ETF	28,293	3,975,449
Vanguard Mega Cap Value ETF	5,310	555,638
Vanguard Mid-Cap ETF	5,343	1,175,567
Total Equity Funds (Cost $13,502,260)		14,868,345
Fixed Income Funds 52.5%
Invesco Senior Loan ETF (a)	131,336	2,772,503
iShares 0-5 Year High Yield Corporate Bond ETF (a)	39,674	1,666,705
iShares Broad USD High Yield Corporate Bond ETF	31,080	1,112,353
iShares Broad USD Investment Grade Corporate Bond ETF	55,205	2,828,704
iShares Core U.S. Aggregate Bond ETF	56,186	5,630,961
Schwab U.S. Aggregate Bond ETF	119,318	5,637,776
Total Fixed Income Funds (Cost $21,093,433)		19,649,002
Total Investment Companies (Cost $34,595,693)		34,517,347
Short-Term Investments 19.1%
Affiliated Investment Company 7.5%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	2,802,321	2,802,321
Unaffiliated Investment Company 11.6%
Invesco Government & Agency Portfolio, 4.39% (b)(c)	4,371,702	4,371,702
Total Short-Term Investments (Cost $7,174,023)		7,174,023
Total Investments (Cost $41,769,716)	111.3%	41,691,370
Other Assets, Less Liabilities	(11.3)	(4,239,269)
Net Assets	100.0%	$ 37,452,101

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $4,302,162. The Fund received cash collateral with a value of $4,371,702.
(b)	Current yield as of January 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 919	$ 12,113	$ (10,230)	$ —	$ —	$ 2,802	$ 31	$ —	2,802
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 14,868,345	$ —	$ —	$ 14,868,345
Fixed Income Funds	19,649,002	—	—	19,649,002
Total Investment Companies	34,517,347	—	—	34,517,347
Short-Term Investments
Affiliated Investment Company	2,802,321	—	—	2,802,321
Unaffiliated Investment Company	4,371,702	—	—	4,371,702
Total Short-Term Investments	7,174,023	—	—	7,174,023
Total Investments in Securities	$ 41,691,370	$ —	$ —	$ 41,691,370

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Moderate ETF Allocation Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Investment Companies 91.8%
Equity Funds 59.6%
Health Care Select Sector SPDR Fund (a)	10,932	$ 1,457,891
Invesco S&P 500 Low Volatility ETF (a)	22,704	1,448,969
iShares Core MSCI EAFE ETF	144,860	9,715,760
iShares Core MSCI Emerging Markets ETF	9,896	503,409
iShares Core S&P Mid-Cap ETF	11,199	2,959,784
iShares Core S&P Small-Cap ETF	50,079	5,190,188
Schwab U.S. Mid-Cap ETF	43,992	3,167,424
Schwab U.S. Small-Cap ETF	116,893	5,229,793
SPDR S&P Oil & Gas Exploration & Production ETF (a)	7,425	1,046,702
VanEck Gold Miners ETF	15,429	494,037
VanEck Oil Services ETF	1,598	527,420
Vanguard Mega Cap ETF	149,843	21,054,440
Vanguard Mega Cap Value ETF	14,031	1,468,204
Vanguard Mid-Cap ETF (a)	28,668	6,307,533
Total Equity Funds (Cost $55,680,277)		60,571,554
Fixed Income Funds 32.2%
Invesco Senior Loan ETF (a)	233,534	4,929,903
iShares 0-5 Year High Yield Corporate Bond ETF (a)	58,871	2,473,171
iShares Broad USD High Yield Corporate Bond ETF	69,005	2,469,689
iShares Broad USD Investment Grade Corporate Bond ETF (a)	89,114	4,566,201
iShares Core U.S. Aggregate Bond ETF	91,305	9,150,587
Schwab U.S. Aggregate Bond ETF	193,847	9,159,271
Total Fixed Income Funds (Cost $34,653,391)		32,748,822
Total Investment Companies (Cost $90,333,668)		93,320,376
Short-Term Investments 19.0%
Affiliated Investment Company 8.4%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	8,548,468	8,548,468
Unaffiliated Investment Company 10.6%
Invesco Government & Agency Portfolio, 4.39% (b)(c)	10,810,987	10,810,987
Total Short-Term Investments (Cost $19,359,455)		19,359,455
Total Investments (Cost $109,693,123)	110.8%	112,679,831
Other Assets, Less Liabilities	(10.8)	(10,953,587)
Net Assets	100.0%	$ 101,726,244

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $10,650,716. The Fund received cash collateral with a value of $10,810,987.
(b)	Current yield as of January 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,260	$ 26,442	$ (20,154)	$ —	$ —	$ 8,548	$ 83	$ —	8,548
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 60,571,554	$ —	$ —	$ 60,571,554
Fixed Income Funds	32,748,822	—	—	32,748,822
Total Investment Companies	93,320,376	—	—	93,320,376
Short-Term Investments
Affiliated Investment Company	8,548,468	—	—	8,548,468
Unaffiliated Investment Company	10,810,987	—	—	10,810,987
Total Short-Term Investments	19,359,455	—	—	19,359,455
Total Investments in Securities	$ 112,679,831	$ —	$ —	$ 112,679,831

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Growth ETF Allocation Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Investment Companies 92.0%
Equity Funds 79.4%
Health Care Select Sector SPDR Fund	7,926	$ 1,057,011
Invesco S&P 500 Low Volatility ETF (a)	16,678	1,064,390
iShares Core MSCI EAFE ETF	145,074	9,730,113
iShares Core MSCI Emerging Markets ETF	20,860	1,061,148
iShares Core S&P Mid-Cap ETF	9,066	2,396,053
iShares Core S&P Small-Cap ETF	35,273	3,655,694
Schwab U.S. Mid-Cap ETF	46,233	3,328,776
Schwab U.S. Small-Cap ETF (a)	165,048	7,384,248
SPDR S&P Oil & Gas Exploration & Production ETF (a)	5,156	726,841
VanEck Gold Miners ETF	11,187	358,208
VanEck Oil Services ETF	1,118	368,996
Vanguard Mega Cap ETF	133,959	18,822,579
Vanguard Mega Cap Value ETF	10,190	1,066,282
Vanguard Mid-Cap ETF	30,358	6,679,367
Total Equity Funds (Cost $54,064,714)		57,699,706
Fixed Income Funds 12.6%
Invesco Senior Loan ETF (a)	170,879	3,607,256
iShares 0-5 Year High Yield Corporate Bond ETF	38,598	1,621,502
iShares Broad USD High Yield Corporate Bond ETF	50,267	1,799,056
iShares Broad USD Investment Grade Corporate Bond ETF	8,338	427,239
iShares Core U.S. Aggregate Bond ETF	8,591	860,990
Schwab U.S. Aggregate Bond ETF	18,253	862,454
Total Fixed Income Funds (Cost $9,280,690)		9,178,497
Total Investment Companies (Cost $63,345,404)		66,878,203
Short-Term Investments 20.1%
Affiliated Investment Company 7.9%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	5,759,466	5,759,466
Unaffiliated Investment Company 12.2%
Invesco Government & Agency Portfolio, 4.39% (b)(c)	8,846,082	8,846,082
Total Short-Term Investments (Cost $14,605,548)		14,605,548
Total Investments (Cost $77,950,952)	112.1%	81,483,751
Other Assets, Less Liabilities	(12.1)	(8,778,987)
Net Assets	100.0%	$ 72,704,764

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $8,809,621; the total market value of collateral held by the Fund was $9,020,944. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $174,862. The Fund received cash collateral with a value of $8,846,082.
(b)	Current yield as of January 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,514	$ 18,375	$ (14,130)	$ —	$ —	$ 5,759	$ 57	$ —	5,759
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 57,699,706	$ —	$ —	$ 57,699,706
Fixed Income Funds	9,178,497	—	—	9,178,497
Total Investment Companies	66,878,203	—	—	66,878,203
Short-Term Investments
Affiliated Investment Company	5,759,466	—	—	5,759,466
Unaffiliated Investment Company	8,846,082	—	—	8,846,082
Total Short-Term Investments	14,605,548	—	—	14,605,548
Total Investments in Securities	$ 81,483,751	$ —	$ —	$ 81,483,751

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Equity ETF Allocation Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Investment Companies 99.1%
Equity Funds 99.1%
Health Care Select Sector SPDR Fund	5,926	$ 790,291
Invesco S&P 500 Low Volatility ETF (a)	12,406	791,751
iShares Core MSCI EAFE ETF	134,543	9,023,799
iShares Core MSCI Emerging Markets ETF	30,702	1,561,811
iShares Core S&P Mid-Cap ETF	6,663	1,760,964
iShares Core S&P Small-Cap ETF	25,992	2,693,811
Schwab U.S. Mid-Cap ETF	34,068	2,452,896
Schwab U.S. Small-Cap ETF (a)	180,599	8,079,999
SPDR S&P Oil & Gas Exploration & Production ETF (a)	3,751	528,778
VanEck Gold Miners ETF	3,930	125,839
VanEck Oil Services ETF	814	268,661
Vanguard Mega Cap ETF	136,619	19,196,336
Vanguard Mega Cap Value ETF	7,514	786,265
Vanguard Mid-Cap ETF	22,313	4,909,306
Total Investment Companies (Cost $51,147,898)		52,970,507
Short-Term Investments 3.3%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	467,990	467,990
Unaffiliated Investment Company 2.4%
Invesco Government & Agency Portfolio, 4.39% (b)(c)	1,286,225	1,286,225
Total Short-Term Investments (Cost $1,754,215)		1,754,215
Total Investments (Cost $52,902,113)	102.4%	54,724,722
Other Assets, Less Liabilities	(2.4)	(1,283,682)
Net Assets	100.0%	$ 53,441,040

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $1,272,956; the total market value of collateral held by the Fund was $1,301,213. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $14,988. The Fund received cash collateral with a value of $1,286,225.
(b)	Current yield as of January 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 342	$ 6,439	$ (6,313)	$ —	$ —	$ 468	$ 4	$ —	468
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 52,970,507	$ —	$ —	$ 52,970,507
Short-Term Investments
Affiliated Investment Company	467,990	—	—	467,990
Unaffiliated Investment Company	1,286,225	—	—	1,286,225
Total Short-Term Investments	1,754,215	—	—	1,754,215
Total Investments in Securities	$ 54,724,722	$ —	$ —	$ 54,724,722

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay ESG Multi-Asset Allocation Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Affiliated Investment Companies 8.6%
Equity Funds 8.6%
IQ Candriam ESG International Equity ETF (a)	7,983	$ 214,503
IQ Candriam ESG U.S. Large Cap Equity ETF	23,886	823,143
Total Affiliated Investment Companies (Cost $990,651)		1,037,646
Unaffiliated Investment Companies 82.3%
Equity Funds 50.1%
iShares ESG Advanced MSCI EAFE ETF (a)	255	15,142
iShares ESG Aware MSCI EAFE ETF (a)	12,787	917,467
iShares ESG Aware MSCI EM ETF (a)	1,452	47,930
iShares ESG Aware MSCI USA Small-Cap ETF (a)	6,832	248,138
iShares ESG Screened S&P 500 ETF	52,127	1,586,225
iShares MSCI USA ESG Select ETF	1	88
Nuveen ESG Emerging Markets Equity ETF	451	12,601
Nuveen ESG Large-Cap Value ETF (a)	13,143	467,496
Nuveen ESG Mid-Cap Growth ETF	14,428	556,776
Nuveen ESG Mid-Cap Value ETF	28,197	903,432
Nuveen ESG Small-Cap ETF	26,189	992,825
Xtrackers MSCI USA ESG Leaders Equity ETF (a)	7,916	293,684
Total Equity Funds (Cost $6,015,787)		6,041,804
Fixed Income Funds 32.2%
iShares ESG Advanced High Yield Corporate Bond ETF (a)	16,154	723,699
iShares ESG Advanced Total USD Bond Market ETF (a)	24,732	1,077,573
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	15,612	376,874
iShares ESG Aware U.S. Aggregate Bond ETF (a)	20,194	975,572
Nuveen ESG High Yield Corporate Bond ETF (a)	8,623	181,088
Vanguard ESG U.S. Corporate Bond ETF	8,523	539,250
Total Fixed Income Funds (Cost $3,977,574)		3,874,056
Total Unaffiliated Investment Companies (Cost $9,993,361)		9,915,860
Short-Term Investments 20.9%
Affiliated Investment Company 8.5%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	1,014,359	1,014,359

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 12.4%
Invesco Government & Agency Portfolio, 4.39% (b)(c)	1,496,032	$ 1,496,032
Total Short-Term Investments (Cost $2,510,391)	20.9%	2,510,391
Total Investments (Cost $13,494,403)	111.8%	13,463,897
Other Assets, Less Liabilities	(11.8)	(1,419,120)
Net Assets	100.0%	$ 12,044,777

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $1,471,408. The Fund received cash collateral with a value of $1,496,032.
(b)	Current yield as of January 31, 2023.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Candriam ESG International Equity ETF	$ 152	$ 194	$ (147)	$ (19)	$ 35	$ 215	$ 1	$ —	8
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	73	1,084	(344)	(21)	31	823	6	—	24
MainStay U.S. Government Liquidity Fund	362	5,805	(5,153)	—	—	1,014	10	—	1,014
	$587	$7,083	$(5,644)	$(40)	$66	$2,052	$17	$—

(a)	Prior to August 31, 2022, known as IQ Candriam ESG U.S. Equity ETF.
Abbreviation(s):
EAFE—Europe, Australasia and Far East
EM—Emerging Markets
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 1,037,646	$ —	$ —	$ 1,037,646
Unaffiliated Investment Companies
Equity Funds	6,041,804	—	—	6,041,804
Fixed Income Funds	3,874,056	—	—	3,874,056
Total Unaffiliated Investment Companies	9,915,860	—	—	9,915,860
Short-Term Investments
Affiliated Investment Company	1,014,359	—	—	1,014,359
Unaffiliated Investment Company	1,496,032	—	—	1,496,032
Total Short-Term Investments	2,510,391	—	—	2,510,391
Total Investments in Securities	$ 13,463,897	$ —	$ —	$ 13,463,897

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay CBRE Global Infrastructure Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 98.7%
Australia 9.8%
Atlas Arteria Ltd. (Transportation)	12,573,742	$ 61,306,422
NEXTDC Ltd. (Communications) (a)	4,692,708	33,137,194
Transurban Group (Transportation)	10,471,568	102,614,911
		197,058,527
Canada 6.3%
Canadian National Railway Co. (Transportation)	224,867	26,766,702
Enbridge, Inc. (Midstream / Pipelines)	1,528,871	62,600,348
Pembina Pipeline Corp. (Midstream / Pipelines) (b)	1,068,226	37,902,333
		127,269,383
China 2.6%
China Resources Gas Group Ltd. (Utilities)	4,761,200	20,050,722
ENN Energy Holdings Ltd. (Utilities)	838,700	12,621,048
Guangdong Investment Ltd. (Utilities)	17,708,829	19,280,548
		51,952,318
France 5.9%
Eiffage SA (Transportation)	451,798	48,191,491
Vinci SA (Transportation)	638,818	72,068,169
		120,259,660
Hong Kong 1.1%
CK Infrastructure Holdings Ltd. (Utilities)	3,909,574	21,817,258
Italy 3.0%
Enel SpA (Utilities)	6,239,789	36,727,494
Infrastrutture Wireless Italiane SpA (Communications)	2,142,821	23,492,450
		60,219,944
Japan 2.6%
Central Japan Railway Co. (Transportation)	265,733	32,301,412
West Japan Railway Co. (Transportation)	494,013	20,671,567
		52,972,979
Mexico 1.4%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	1,651,061	28,503,939
New Zealand 0.9%
Infratil Ltd. (Diversified) (c)	3,018,460	17,366,548
Portugal 1.6%
EDP - Energias de Portugal SA (Utilities)	6,551,887	32,563,373
Spain 7.6%
Aena SME SA (Transportation) (a)	391,979	58,794,755
Cellnex Telecom SA (Communications)	2,087,886	81,932,085

	Shares	Value
Common Stocks
Spain
Ferrovial SA (Transportation)	455,988	$ 13,453,166
		154,180,006
United Kingdom 4.0%
National Grid plc (Utilities)	4,575,372	58,198,043
Pennon Group plc (Utilities)	942,919	10,696,738
SSE plc (Utilities)	575,887	12,293,518
		81,188,299
United States 51.9%
AES Corp. (The) (Utilities)	1,136,875	31,161,744
ALLETE, Inc. (Utilities)	215,158	13,309,674
Ameren Corp. (Utilities)	724,283	62,918,464
American Electric Power Co., Inc. (Utilities)	776,702	72,978,920
American Tower Corp. (Communications)	473,505	105,776,282
Cheniere Energy, Inc. (Midstream / Pipelines)	257,227	39,301,713
CMS Energy Corp. (Utilities)	681,411	43,058,361
Constellation Energy Corp. (Utilities)	220,478	18,820,002
Crown Castle, Inc. (Communications)	354,058	52,439,530
Dominion Energy, Inc. (Utilities)	191,018	12,156,386
Equinix, Inc. (Communications)	55,488	40,957,357
FirstEnergy Corp. (Utilities)	580,839	23,785,357
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(c)(d)	5,055	21,433
Legacy Reserves, Inc. (Midstream / Pipelines) (a)(c)(d)	27,942	118,474
NextEra Energy Partners LP (Utilities) (b)	215,334	15,783,982
NextEra Energy, Inc. (Utilities)	1,342,004	100,153,759
NiSource, Inc. (Utilities)	861,285	23,900,659
OGE Energy Corp. (Utilities)	741,073	29,138,990
PPL Corp. (Utilities)	1,707,835	50,551,916
Public Service Enterprise Group, Inc. (Utilities)	723,473	44,804,683
Sempra Energy (Utilities)	283,819	45,504,700
Southern Co. (The) (Utilities)	324,992	21,995,459
Targa Resources Corp. (Midstream / Pipelines)	320,037	24,009,176
Union Pacific Corp. (Transportation)	127,691	26,073,225
WEC Energy Group, Inc. (Utilities)	808,888	76,027,383
Williams Cos., Inc. (The) (Midstream / Pipelines)	500,053	16,121,709
Xcel Energy, Inc. (Utilities)	818,498	56,288,108
		1,047,157,446
Total Common Stocks (Cost $1,918,687,727)		1,992,509,680
Short-Term Investments 0.9%
Affiliated Investment Company 0.9%
United States 0.9%
MainStay U.S. Government Liquidity Fund, 4.307% (e)	18,346,346	18,346,346

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
Invesco Government & Agency Portfolio, 4.39% (e)(f)	1,042,230	$ 1,042,230
Total Short-Term Investments (Cost $19,388,576)		19,388,576
Total Investments (Cost $1,938,076,303)	99.6%	2,011,898,256
Other Assets, Less Liabilities	0.4	7,388,130
Net Assets	100.0%	$ 2,019,286,386

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $14,146,559; the total market value of collateral held by the Fund was $14,439,593. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $13,397,363. The Fund received cash collateral with a value of $1,042,230.
(c)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $17,506,455, which represented 0.9% of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of January 31, 2023.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 57,455	$ 391,802	$ (430,911)	$ —	$ —	$ 18,346	$ 451	$ —	18,346

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 197,058,527	$ —	$ 197,058,527
China	—	51,952,318	—	51,952,318
France	—	120,259,660	—	120,259,660
Hong Kong	—	21,817,258	—	21,817,258
Italy	—	60,219,944	—	60,219,944
Japan	—	52,972,979	—	52,972,979
New Zealand	—	17,366,548	—	17,366,548
Portugal	—	32,563,373	—	32,563,373
Spain	—	154,180,006	—	154,180,006
United Kingdom	—	81,188,299	—	81,188,299
All Other Countries	1,202,790,861	—	139,907	1,202,930,768
Total Common Stocks	1,202,790,861	789,578,912	139,907	1,992,509,680
Short-Term Investments
Affiliated Investment Company	18,346,346	—	—	18,346,346
Unaffiliated Investment Company	1,042,230	—	—	1,042,230
Total Short-Term Investments	19,388,576	—	—	19,388,576
Total Investments in Securities	$ 1,222,179,437	$ 789,578,912	$ 139,907	$ 2,011,898,256

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay CBRE Real Estate Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 99.4%
Community Shopping Centers 5.1%
Brixmor Property Group, Inc.	148,914	$ 3,503,946
Kite Realty Group Trust	262,524	5,696,771
Regency Centers Corp.	71,522	4,765,511
Retail Opportunity Investments Corp.	223,809	3,542,897
		17,509,125
Enclosed Malls 5.7%
Macerich Co. (The)	128,449	1,764,889
Simon Property Group, Inc.	141,359	18,158,977
		19,923,866
Healthcare Facilities 9.0%
Alexandria Real Estate Equities, Inc.	92,552	14,876,809
Healthpeak Properties, Inc.	260,963	7,171,263
Ventas, Inc.	179,866	9,318,857
		31,366,929
Hotels 5.0%
DiamondRock Hospitality Co.	427,559	4,117,393
Hilton Worldwide Holdings, Inc.	12,464	1,808,402
Park Hotels & Resorts, Inc.	353,640	5,202,044
Sunstone Hotel Investors, Inc.	363,631	3,996,305
Xenia Hotels & Resorts, Inc.	156,268	2,328,393
		17,452,537
Industrial Properties 13.1%
Americold Realty Trust, Inc.	137,999	4,334,548
Prologis, Inc.	261,585	33,817,709
Rexford Industrial Realty, Inc.	118,238	7,504,566
		45,656,823
Net Lease Properties 9.1%
Broadstone Net Lease, Inc.	282,392	5,114,119
EPR Properties	43,870	1,863,598
Four Corners Property Trust, Inc.	117,307	3,373,749
NETSTREIT Corp.	257,148	5,176,389
Spirit Realty Capital, Inc.	192,819	8,460,898
STAG Industrial, Inc.	217,154	7,730,683
		31,719,436
Office Buildings 1.2%
Piedmont Office Realty Trust, Inc., Class A	375,592	3,981,275
Residential 18.2%
Apartment Income REIT Corp.	154,210	5,900,075
Camden Property Trust	82,072	10,112,091
Essex Property Trust, Inc.	31,579	7,139,065
Independence Realty Trust, Inc.	245,852	4,629,393
Invitation Homes, Inc.	383,764	12,472,330

	Shares	Value
Common Stocks
Residential
NexPoint Residential Trust, Inc.	46,585	$ 2,352,542
Sun Communities, Inc.	90,733	14,232,378
Tricon Residential, Inc.	467,177	4,050,425
Veris Residential, Inc. (a)	138,844	2,402,001
		63,290,300
Self Storage Property 11.0%
CubeSmart	290,318	13,293,661
Life Storage, Inc.	113,346	12,245,902
Public Storage	41,134	12,518,722
		38,058,285
Technology Datacenters 9.8%
Digital Realty Trust, Inc.	90,738	10,400,390
Equinix, Inc.	32,217	23,780,334
		34,180,724
Technology Towers 12.2%
American Tower Corp.	91,318	20,399,528
Crown Castle, Inc.	148,519	21,997,149
		42,396,677
Total Common Stocks (Cost $309,928,718)		345,535,977
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	2,162,516	2,162,516
Total Short-Term Investment (Cost $2,162,516)		2,162,516
Total Investments (Cost $312,091,234)	100.0%	347,698,493
Other Assets, Less Liabilities	0.0‡	66,397
Net Assets	100.0%	$ 347,764,890

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2023.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,238	$ 56,284	$ (56,359)	$ —	$ —	$ 2,163	$ 25	$ —	2,163
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 345,535,977	$ —	$ —	$ 345,535,977
Short-Term Investment
Affiliated Investment Company	2,162,516	—	—	2,162,516
Total Investments in Securities	$ 347,698,493	$ —	$ —	$ 347,698,493

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Strategic Municipal Allocation Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Municipal Bonds 95.3%
Long-Term Municipal Bonds 92.8%
Alabama 3.5%
Alabama Housing Finance Authority, ECG Dry Creek LP, Revenue Bonds
Series H
5.00%, due 6/1/26 (a)	$ 500,000	$ 518,953
Black Belt Energy Gas District, Gas Project No.4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (a)	1,480,000	1,485,315
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	1,760,000	1,763,570
Black Belt Energy Gas District, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	640,000	640,260
Series C-1
5.25%, due 12/1/26	1,850,000	1,958,395
Series F
5.50%, due 11/1/53 (a)	1,600,000	1,719,290
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28	205,000	118,396
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	760,000	796,816
Southeast Energy Authority, A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	1,600,000	1,742,773
		10,743,768
Alaska 0.1%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/28	250,000	260,725
Arizona 1.5%
Arizona Industrial Development Authority, Ball Charter Schools Projet, Revenue Bonds
2.65%, due 7/1/26	90,000	87,346
City of Mesa, Utility System, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,226,521
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	620,000	592,582
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/30	2,200,000	2,601,120
		4,507,569

	Principal Amount	Value
Long-Term Municipal Bonds
California 8.3%
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (b)	$ 1,240,000	$ 1,338,299
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/36	1,300,000	1,461,209
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series B-3
2.125%, due 11/15/27 (c)	250,000	237,088
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (c)	500,000	509,051
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (c)	240,000	204,983
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/26	260,000	262,138
City of Long Beach, Airport System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/31	250,000	301,297
City of San Jose, Unlimited General Obligation
Series A-1
5.00%, due 9/1/41	1,500,000	1,656,146
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Insured: BAM
5.25%, due 9/1/35	1,000,000	1,150,927
City of Vernon, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/27	250,000	271,755
Compton Community College District, Election of 2002, Unlimited General Obligation
Series D, Insured: BAM
(zero coupon), due 8/1/38	1,000,000	360,796
Corona Community Facilities District, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	100,000	110,407
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	108,688
5.00%, due 9/1/30	175,000	193,297
5.00%, due 9/1/32	175,000	194,164
Foothill-De Anza Community College District, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	1,045,000	881,581
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/37	500,000	567,735

	Principal Amount	Value
Long-Term Municipal Bonds
California
Kern Community College District, Unlimited General Obligation
Series D
5.25%, due 8/1/37	$ 1,500,000	$ 1,788,768
Madera Unified School District, Unlimited General Obligation
4.00%, due 8/1/44	100,000	100,567
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	500,000	508,374
Sacramento City Financing Authority, Capital Appreciation, Tax Allocation
Insured: NATL-RE
(zero coupon), due 12/1/23	735,000	718,894
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	4,500,000	5,096,679
San Diego Unified School District, Unlimited General Obligation
Series I
5.00%, due 7/1/47	1,000,000	1,072,415
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	5,000,000	5,097,311
Series B
5.25%, due 1/15/49	1,500,000	1,526,293
		25,718,862
Colorado 4.5%
Arapahoe County School District No. 6 Littleton, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/43	750,000	845,155
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,053,777
City & County of Denver, Dedicated Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/42	1,000,000	1,057,637
City & County of Denver, Airport System, Revenue Bonds
Series D
5.75%, due 11/15/41 (b)	1,715,000	2,012,508
City of Colorado Springs, Utilities System, Revenue Bonds
5.00%, due 11/15/40	3,000,000	3,151,882
Colorado Health Facilities Authority, Aberdeen Ridge, Inc. Obligated Group, Revenue Bonds
Series B-3
2.125%, due 5/15/28	250,000	230,904
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	250,000	240,899
Series A-1
5.00%, due 8/1/35	180,000	194,410

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.25%, due 11/1/37	$ 1,450,000	$ 1,599,866
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (c)	200,000	204,661
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	250,000	255,318
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	580,000	580,604
Weld County School District No. RE-2, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/36	1,425,000	1,607,456
		14,035,077
Connecticut 2.1%
City of Hartford, Unlimited General Obligation
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/24	1,500,000	1,554,868
State of Connecticut, Unlimited General Obligation
Series A
2.00%, due 7/1/23	1,605,000	1,586,155
Series A
5.77%, due 3/15/25	500,000	514,645
State of Connecticut, Special Tax, Revenue Bonds
4.00%, due 5/1/36	1,040,000	1,092,985
State of Connecticut, Transportation Infrastructure, Revenue Bonds
Series A
5.25%, due 7/1/40	1,500,000	1,746,007
		6,494,660
District of Columbia 0.3%
District of Columbia, Unlimited General Obligation
Series C
5.00%, due 6/1/38	1,000,000	1,026,361
Florida 7.0%
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	87,118
City of Gainesville, Revenue Bonds
Series A
5.00%, due 10/1/47	635,000	681,546
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	160,000	162,009
Series A
5.00%, due 6/1/32	100,000	106,496

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Pompano Beach, John Knox Village Projet, Revenue Bonds
Series B-2
1.45%, due 1/1/27	$ 250,000	$ 221,586
City of West Palm Beach, Utility System, Revenue Bonds
Series A
5.00%, due 10/1/42	2,500,000	2,671,711
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (c)	160,000	153,759
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/33 (b)	6,500,000	6,676,667
County of Miami-Dade, Transit System, Revenue Bonds
5.00%, due 7/1/43	2,300,000	2,593,583
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	536,651
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/30	350,000	408,748
Series A, Insured: AGM
5.00%, due 10/1/32	150,000	178,852
Series A, Insured: AGM
5.00%, due 10/1/34	325,000	383,508
Harbor Bay Community Development District, Special Assessment
Series A-1
3.10%, due 5/1/24	280,000	275,968
Series A-2
3.10%, due 5/1/24	185,000	182,336
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	100,000	99,612
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	200,000	199,682
Laurel Road Community Development District, Special Assessment
Series A2
3.125%, due 5/1/31	235,000	208,440
Palm Coast Park Community Development District, Spring Lake Tracts 2 and 3, Special Assessment
2.40%, due 5/1/26	100,000	93,944
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	400,000	398,054
Pinellas County Industrial Development Authority, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project, Revenue Bonds
5.00%, due 7/1/29	500,000	510,897
Preston Cove Community Development District, Special Assessment
3.25%, due 5/1/27	170,000	162,392

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	$ 100,000	$ 86,999
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	80,329
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	200,000	182,275
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	252,867
Southshore Bay Community Development District, District Assessment Area One, Special Assessment
3.00%, due 5/1/33 (c)	495,000	420,585
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	453,163
Tampa Bay Water, Revenue Bonds
5.00%, due 10/1/40	1,580,000	1,806,711
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	40,000	37,543
Village Community Development District No. 13, Special Assessment
2.85%, due 5/1/36	1,495,000	1,202,656
Watergrass Community Development District II, Special Assessment
2.50%, due 5/1/31	100,000	84,588
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	135,000	123,172
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	99,742
		21,824,189
Georgia 3.6%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (c)	500,000	474,474
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/34 (b)	450,000	514,162
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series B
4.00%, due 7/1/38	820,000	846,382
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 4/1/48	4,750,000	4,769,188
Series B
4.00%, due 8/1/49	2,000,000	2,013,504
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.00%, due 1/1/38	500,000	533,232
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	1,700,000	1,952,555
		11,103,497

	Principal Amount	Value
Long-Term Municipal Bonds
Guam 1.4%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	$ 500,000	$ 560,381
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	396,433
Series D
5.00%, due 11/15/27	365,000	379,149
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,046,742
Series A
5.00%, due 12/1/34	1,750,000	1,817,961
		4,200,666
Hawaii 0.0% ‡
Kauai County Community Facilities District, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	80,000	79,947
Idaho 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	370,000	376,285
Illinois 9.0%
Chicago Board of Education, Unlimited General Obligation
Series B
5.00%, due 12/1/31	1,000,000	1,065,894
Series A
5.00%, due 12/1/33	500,000	529,410
Series B
5.00%, due 12/1/33	500,000	499,982
Series A
5.00%, due 12/1/37	1,085,000	1,116,679
Chicago Board of Education, Revenue Bonds
6.00%, due 4/1/46	1,000,000	1,048,605
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series D
5.00%, due 1/1/36	1,000,000	1,149,545
Series D
5.00%, due 1/1/37	1,000,000	1,137,308
Series B
5.00%, due 1/1/39	1,350,000	1,464,937
City of Chicago, Unlimited General Obligation
Series A
4.00%, due 1/1/36	500,000	486,164
Series A
5.00%, due 1/1/32	1,500,000	1,616,853

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Unlimited General Obligation
Series A
6.00%, due 1/1/38	$ 2,500,000	$ 2,665,395
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AGM
5.25%, due 1/1/42	450,000	467,957
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	2,000,000	2,328,727
Illinois Finance Authority, Washington and Jane Smith Home (The), Revenue Bonds
4.00%, due 10/15/23	205,000	204,316
4.00%, due 10/15/24	215,000	212,795
Illinois Finance Authority, Acero Charter Schools, Inc., Revenue Bonds
4.00%, due 10/1/33 (c)	250,000	224,335
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/33	250,000	291,139
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	1,500,000	1,536,357
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,037,514
Lake County Consolidated High School District No. 120 Mundelein, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	945,939
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	1,285,000	1,405,254
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, Unlimited General Obligation
Series A, Insured: AGM
5.50%, due 12/1/36	350,000	406,856
State of Illinois, Unlimited General Obligation
Series A
5.00%, due 12/1/26	500,000	533,896
Series D
5.00%, due 11/1/28	1,000,000	1,073,037
5.00%, due 2/1/39	1,370,000	1,380,765
5.50%, due 5/1/39	500,000	543,183
Village of Mundelein, Unlimited General Obligation
Insured: AGM
4.00%, due 12/15/39	250,000	256,023
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	200,333
Insured: BAM
5.50%, due 1/1/43	1,825,000	2,093,286
		27,922,484

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana 1.7%
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 1/1/24	$ 1,500,000	$ 1,524,997
City of Bloomington, Waterworks, Revenue Bonds
Insured: BAM
5.00%, due 7/1/30	225,000	263,656
Insured: BAM
5.00%, due 7/1/31	250,000	291,814
Insured: BAM
5.00%, due 7/1/32	300,000	349,526
Insured: BAM
5.00%, due 7/1/36	1,495,000	1,695,491
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds
Series A
1.40%, due 8/1/29 (a)	250,000	223,924
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds
Series A
5.00%, due 10/1/41	1,000,000	1,064,202
		5,413,610
Kentucky 1.4%
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.00%, due 9/1/38	1,000,000	1,112,785
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/45	535,000	530,841
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C
4.00%, due 2/1/50 (a)	2,600,000	2,608,399
		4,252,025
Louisiana 2.2%
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	260,000	263,564
State of Louisiana, Gasoline & Fuels Tax, Revenue Bonds, Second Lien
5.00%, due 5/1/40	6,250,000	6,679,908
		6,943,472
Maine 0.4%
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.50%, due 7/1/38	1,000,000	1,151,714
Maryland 0.6%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	100,000	99,424

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	$ 1,000,000	$ 1,051,913
Maryland Economic Development Corp., Morgan View & Thurgood Marshall Student Housing, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	535,005
State of Maryland, Unlimited General Obligation
Series A
5.00%, due 3/15/32	225,000	266,943
		1,953,285
Massachusetts 1.0%
Commonwealth of Massachusetts, COVID-19 Recovery Assessment, Revenue Bonds
Series A
3.564%, due 7/15/23	2,000,000	1,991,060
Massachusetts Development Finance Agency, Harvard University Issue, Revenue Bonds
Series A
5.00%, due 7/15/27	1,050,000	1,153,688
		3,144,748
Michigan 1.5%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	253,690
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	1,000,000	1,058,383
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
4.00%, due 2/1/27	185,000	182,751
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/34	500,000	506,343
Michigan Finance Authority, BHSH System Obligated Group, Revenue Bonds
5.00%, due 4/15/29	1,000,000	1,149,990
Michigan Finance Authority, Public Lighting Authority Local Project, Revenue Bonds
5.00%, due 7/1/31	100,000	101,726
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	750,000	787,348
Summit Academy North, Michigan Public School Academy, Revenue Bonds
2.25%, due 11/1/26	205,000	189,250
Wyoming Public Schools, Unlimited General Obligation
Series III, Insured: AGM
4.00%, due 5/1/41	500,000	508,395
		4,737,876
Minnesota 0.1%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	234,206

	Principal Amount	Value
Long-Term Municipal Bonds
Mississippi 0.3%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, Revenue Bonds
5.00%, due 1/1/34	$ 810,000	$ 894,506
Missouri 1.0%
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	2,000,000	2,304,534
Wright City R-II School District, Unlimited General Obligation
Insured: AGM
6.00%, due 3/1/30	350,000	428,784
Insured: AGM
6.00%, due 3/1/32	415,000	530,817
		3,264,135
Montana 0.2%
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (c)
Series A
4.00%, due 10/15/32	300,000	285,253
Series A
4.00%, due 10/15/36	300,000	268,910
		554,163
Nebraska 1.0%
Central Plains Energy, Nebraska Gas Project No. 4, Revenue Bonds
Series A
5.00%, due 3/1/50 (a)	1,500,000	1,516,532
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.25%, due 2/1/42	1,500,000	1,558,553
		3,075,085
New Hampshire 0.2%
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (b)	500,000	517,954
New Jersey 4.3%
Essex County Improvement Authority, North Star Academy Charter School Project, Revenue Bonds
4.00%, due 7/15/30 (c)	250,000	255,310
New Jersey Economic Development Authority, Revenue Bonds
Series A
4.914%, due 3/1/24	1,000,000	1,002,285
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series UU
5.00%, due 6/15/40	470,000	475,137
Series WW
5.25%, due 6/15/33	2,500,000	2,624,252

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
5.00%, due 11/1/44	$ 3,000,000	$ 3,148,496
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	250,000	256,007
New Jersey Housing & Mortgage Finance Agency, Amity Heights Apartments, Revenue Bonds
Series A, Insured: HUD Sector 8
3.50%, due 7/1/25 (a)	2,000,000	2,003,387
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series CC
5.25%, due 6/15/32	2,000,000	2,384,795
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.00%, due 1/1/42	1,000,000	1,113,698
		13,263,367
New Mexico 0.2%
New Mexico Hospital Equipment Loan Council, La Vida Expansion Project, Revenue Bonds
Series C
2.25%, due 7/1/23	555,000	548,678
New York 9.4%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	360,000	347,467
City of New York, Unlimited General Obligation
Series B-1
5.25%, due 10/1/47	1,500,000	1,698,340
County of Nassau, Limited General Obligation
Series A, Insured: AGM-CR
5.00%, due 1/1/26	1,000,000	1,079,407
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	540,000	530,495
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A1
5.00%, due 11/15/29	500,000	522,711
Series A-1
5.00%, due 11/15/32	1,295,000	1,342,104
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-1
5.00%, due 11/15/36	3,000,000	3,227,544
Metropolitan Transportation Authority, Revenue Bonds
Series C
5.00%, due 11/15/38	250,000	250,472
Series C
5.00%, due 11/15/42	500,000	500,153
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
4.00%, due 12/1/36	375,000	369,178

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
5.00%, due 6/15/49	$ 305,000	$ 327,774
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/42	1,000,000	1,000,819
Series F-1
5.00%, due 5/1/42	750,000	800,592
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	457,518
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: AGM-CR
2.75%, due 11/15/41	370,000	304,891
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	1,500,000	1,488,761
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (c)	1,250,000	1,248,259
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	214,582
Series E
4.00%, due 3/15/45	1,950,000	1,933,304
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	1,500,000	1,628,364
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	1,000,000	1,044,786
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/38	250,000	253,664
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
5.00%, due 12/1/25 (b)	1,400,000	1,468,676
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
5.00%, due 7/1/46 (b)	2,000,000	2,001,263
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/37 (b)	380,000	380,189
Port Authority of New York & New Jersey, Consolidated 234th, Revenue Bonds
Series 234
5.00%, due 8/1/38 (b)	3,500,000	3,868,554
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax, Revenue Bonds, Senior Lien
Series A-2, Insured: AGM-CR
2.00%, due 5/15/45 (a)	250,000	238,159

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B-3
5.00%, due 11/15/38	$ 640,000	$ 675,031
		29,203,057
North Carolina 1.1%
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/30 (b)	1,500,000	1,687,310
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 1/1/36	1,545,000	1,676,442
		3,363,752
North Dakota 0.1%
City of Grand Forks, Altru Health System, Revenue Bonds
4.00%, due 12/1/37	310,000	306,025
Ohio 2.2%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds
Series A
5.00%, due 2/15/41	3,000,000	3,112,610
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AGM
5.25%, due 12/1/35	1,000,000	1,171,253
Insured: AGM
5.25%, due 12/1/37	750,000	866,717
City of Upper Arlington, Various Purpose, Limited General Obligation
5.75%, due 12/1/38	700,000	756,332
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	750,000	826,211
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
2.875%, due 2/1/26	250,000	240,134
		6,973,257
Oregon 0.4%
State of Oregon, Unlimited General Obligation
Series F
5.00%, due 5/1/35	1,195,000	1,255,957
Pennsylvania 3.1%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (c)	500,000	509,144
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	307,841
5.00%, due 7/1/35	300,000	305,091

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
5.00%, due 10/15/32 (c)	$ 250,000	$ 252,279
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (c)
4.25%, due 10/15/26	100,000	98,115
5.00%, due 10/15/30	1,000,000	997,397
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	277,459
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/37	100,000	88,209
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.25%, due 6/30/35	1,800,000	2,024,481
5.50%, due 6/30/37	250,000	281,664
5.50%, due 6/30/38	500,000	561,760
Pennsylvania Housing Finance Agency, Revenue Bonds
Series A-141
5.75%, due 10/1/53 (d)	660,000	730,037
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/42	250,000	249,848
Series A
5.50%, due 12/1/46	1,155,000	1,217,645
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (c)	435,000	451,129
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/35	1,200,000	1,389,721
		9,741,820
Puerto Rico 1.1%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	98,097	43,408
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	518,717	472,500
Series A-1
5.625%, due 7/1/27	625,000	655,385
Series A-1
5.75%, due 7/1/31	265,000	287,978
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/28 (c)	1,000,000	1,028,879
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/33 (c)	500,000	514,964

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
4.50%, due 7/1/34	$ 500,000	$ 502,401
		3,505,515
Rhode Island 0.7%
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	1,500,000	1,704,666
Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds
Series 77A
5.00%, due 4/1/27	555,000	605,336
		2,310,002
South Dakota 0.2%
Baltic School District No. 49-1, Unlimited General Obligation
Insured: AGM
4.50%, due 12/1/40	575,000	608,704
Tennessee 2.2%
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	527,799
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies II LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	527,965
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 619 at Old Stone Bridge Crossings LP, Revenue Bonds
Series B
4.00%, due 4/1/26 (a)	1,511,000	1,536,800
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	3,500,000	3,799,444
Tennessee Energy Acquisition Corp., Revenue Bonds
Series B
5.625%, due 9/1/26	500,000	528,514
		6,920,522
Texas 9.3%
Alamito Public Facility Corp., EP WH Mesa Franklin LLC, Revenue Bonds
Insured: FHA 221(D4)
3.50%, due 9/1/25 (a)	1,003,000	1,006,491
Alamito Public Facility Corp., EP WH Cien Palmas LLC, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.50%, due 9/1/25 (a)	1,008,000	1,011,508
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/35	2,000,000	2,136,136

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Barbers Hill Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/41	$ 1,000,000	$ 1,024,268
Belmont Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: BAM
5.00%, due 3/1/30	440,000	489,008
Central Texas Regional Mobility Authority, Revenue Bonds
(zero coupon), due 1/1/27	1,900,000	1,686,687
City of Arlington, Special Tax, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 2/15/43	250,000	265,235
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.00%, due 8/15/28	1,035,000	1,168,774
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	409,486
County of Parker, Unlimited General Obligation
5.00%, due 2/15/42	6,000,000	6,332,667
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/46	250,000	249,670
Series B
5.00%, due 11/1/36	1,000,000	1,178,012
Series A
5.25%, due 11/1/27 (b)	1,000,000	1,016,265
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/26	300,000	340,144
Series A, Insured: BAM
7.25%, due 4/1/27	300,000	351,820
Harris County Toll Road, Revenue Bonds, Senior Lien
5.00%, due 8/15/43	2,290,000	2,450,206
Houston Higher Education Finance Corp., KIPP, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 2/15/39	1,000,000	1,003,092
New Hope Cultural Education Facilities Finance Corp., Outlook at Windhaven Forefront Living, Revenue Bonds
Series B-3
4.25%, due 10/1/26	1,100,000	1,100,193
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
5.25%, due 1/1/38	1,000,000	1,156,491
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	1,500,000	1,705,185
San Antonio Public Facilities Corp., Revenue Bonds
5.00%, due 9/15/27	275,000	307,140
State of Texas, Unlimited General Obligation
Series A
5.00%, due 4/1/37	750,000	799,382

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
State of Texas, Unlimited General Obligation
Series A
5.00%, due 10/1/44	$ 1,000,000	$ 1,042,230
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 7/1/52	635,000	636,914
		28,867,004
U.S. Virgin Islands 1.0%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	888,697
Series A
5.00%, due 10/1/30	2,000,000	2,085,164
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/30	100,000	100,100
		3,073,961
Utah 1.7%
Central Utah Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/39	1,000,000	1,017,073
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/41	880,000	993,414
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	917,584	904,847
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (c)	500,000	442,357
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	250,000	245,807
Utah Charter School Finance Authority, Summit Academy, Inc. Project, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/28	200,000	218,986
Insured: UT CSCE
5.00%, due 4/15/29	185,000	204,977
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/35	700,000	640,107
Series A
5.00%, due 10/15/28	460,000	474,588
		5,142,156
Vermont 0.9%
University of Vermont and State Agricultural College, Revenue Bonds
5.00%, due 10/1/40	1,500,000	1,558,879

	Principal Amount	Value
Long-Term Municipal Bonds
Vermont
Vermont Student Assistance Corp., Revenue Bonds
Series A
5.00%, due 6/15/23 (b)	$ 1,250,000	$ 1,257,762
		2,816,641
Virginia 0.3%
James City County Economic Development Authority, Blaine Landing Phase II LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 2/1/26 (a)	1,000,000	1,032,278
Washington 0.7%
State of Washington, Unlimited General Obligation
Series A
5.00%, due 6/1/38	1,000,000	1,135,174
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
4.00%, due 7/1/36	1,000,000	954,795
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds
Series B-2
2.125%, due 7/1/27 (c)	250,000	226,934
		2,316,903
West Virginia 0.4%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/39	1,125,000	1,182,303
Wisconsin 0.5%
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (c)	215,000	203,273
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/42 (c)	260,000	217,421
Racine Unified School District, Revenue Notes
4.00%, due 8/9/23 (d)	1,000,000	1,003,354
		1,424,048
Total Long-Term Municipal Bonds (Cost $281,007,540)		288,286,819
Short-Term Municipal Notes 2.5%
Alabama 0.2%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
2.01%, due 10/1/52 (e)	700,000	670,866

	Principal Amount	Value
Short-Term Municipal Notes
California 0.7%
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (b)(e)	$ 1,500,000	$ 1,512,124
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series E
1.80%, due 7/1/37 (e)	500,000	497,086
		2,009,210
Indiana 0.7%
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.40%, due 5/1/34 (b)(e)	2,000,000	2,000,112
New York 0.4%
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (e)	500,000	504,339
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series A-4
1.25%, due 8/1/39 (e)	800,000	800,000
		1,304,339
Texas 0.3%
Mission Economic Development Corp., Waste Management, Inc., Revenue Bonds
Series B
3.50%, due 7/1/40 (b)(e)	1,000,000	1,000,100
Washington 0.2%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
1.89%, due 1/1/40 (e)	655,000	638,223
Total Short-Term Municipal Notes (Cost $7,653,855)		7,622,850
Total Investments (Cost $288,661,395)	95.3%	295,909,669
Other Assets, Less Liabilities	4.7	14,568,205
Net Assets	100.0%	$ 310,477,874

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2023.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Delayed delivery security.

(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(290)	March 2023	$ (34,346,166)	$ (35,148,906)	$ (802,740)

1.	As of January 31, 2023, cash in the amount of $797,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 288,286,819	$ —	$ 288,286,819
Short-Term Municipal Notes	—	7,622,850	—	7,622,850
Total Municipal Bonds	—	295,909,669	—	295,909,669
Total Investments in Securities	$ —	$ 295,909,669	$ —	$ 295,909,669
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (802,740)	$ —	$ —	$ (802,740)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Term Municipal Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Municipal Bonds 95.2%
Long-Term Municipal Bonds 75.9%
Alabama 3.7%
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	$ 13,500,000	$ 13,527,389
Black Belt Energy Gas District, Revenue Bonds
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,921,594
Series C-1
5.25%, due 12/1/23	530,000	537,651
Series C-1
5.25%, due 6/1/25	615,000	637,670
Series C-1
5.25%, due 12/1/25	880,000	919,359
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,745,562
Southeast Alabama Gas Supply District, Project No. 1, Revenue Bonds
Series A
5.00%, due 4/1/24	1,500,000	1,522,873
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,960,586
Southeast Energy Authority, A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	10,000,000	10,892,330
		44,665,014
Alaska 0.6%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
5.00%, due 10/1/23	585,000	593,301
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B1, Class 2
0.50%, due 6/1/31	105,000	104,352
State of Alaska International Airports System, Revenue Bonds (b)
Series C
5.00%, due 10/1/27	3,030,000	3,289,540
Series C
5.00%, due 10/1/29	2,500,000	2,793,013
		6,780,206
Arizona 0.6%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Revenue Bonds
Series A
5.00%, due 12/1/26	2,590,000	2,693,837
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
5.00%, due 7/1/23	50,000	50,254
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/26 (b)	3,500,000	3,731,915

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Sedona Wastewater Municipal Property Corp., Capital Appreciation, Revenue Bonds
Insured: NATL-RE
(zero coupon), due 7/1/24	$ 500,000	$ 478,754
		6,954,760
Arkansas 0.1%
City of Fort Smith, Water & Sewer, Revenue Bonds
3.00%, due 10/1/25	1,400,000	1,416,269
California 5.4%
Antelope Valley Community College District, Unlimited General Obligation
(zero coupon), due 8/1/33	2,250,000	1,501,845
(zero coupon), due 8/1/35	3,990,000	2,430,349
California Health Facilities Financing Authority, Lundquist Institute For Biomedical Innovation, Revenue Bonds
4.00%, due 9/1/23	310,000	312,154
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/23 (b)	1,400,000	1,419,152
Chino Basin Regional Financing Authority, Revenue Bonds
Series B
4.00%, due 11/1/25	2,665,000	2,784,049
Chula Vista Elementary School District, Revenue Bonds
(zero coupon), due 8/1/23	4,140,000	4,086,648
City of Los Angeles, Department of Airports, Revenue Bonds
Series C
0.848%, due 5/15/26	1,000,000	891,214
Compton Community College District, Election of 2002, Unlimited General Obligation
Series D, Insured: BAM
(zero coupon), due 8/1/36	2,825,000	1,175,851
Compton Community Redevelopment Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/23	1,000,000	1,010,671
Series A, Insured: AGM
5.00%, due 8/1/24	1,625,000	1,678,080
Series A, Insured: AGM
5.00%, due 8/1/25	4,090,000	4,314,264
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B, Insured: State Appropriations
1.886%, due 6/1/27	5,370,000	4,803,764
Los Angeles County Redevelopment Authority, Tax Allocation
Series A, Insured: AGM
5.00%, due 9/1/23	1,450,000	1,471,815
Los Angeles Department of Water & Power, Revenue Bonds
Series C
5.00%, due 7/1/25	450,000	468,625
Los Angeles Unified School District, Unlimited General Obligation
Series C
5.00%, due 7/1/23	2,000,000	2,021,169

	Principal Amount	Value
Long-Term Municipal Bonds
California
Pasadena Unified School District, Unlimited General Obligation
Series B
2.00%, due 8/1/25	$ 1,490,000	$ 1,475,275
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax
Series A-1, Insured: AGM
5.00%, due 9/1/26	150,000	163,345
Series A-1, Insured: AGM
5.00%, due 9/1/27	225,000	249,739
Sacramento City Unified School District, Unlimited General Obligation
Series E
5.00%, due 8/1/23	300,000	303,842
Insured: BAM
5.00%, due 7/1/25	1,000,000	1,062,190
Insured: BAM
5.00%, due 7/1/26	1,350,000	1,470,161
San Diego County Regional Airport Authority, Revenue Bonds
Series C
0.654%, due 7/1/23	3,675,000	3,612,218
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series B
1.903%, due 8/1/26	4,640,000	4,266,605
San Diego Unified School District, Unlimited General Obligation
Series G
(zero coupon), due 7/1/33	4,235,000	2,507,889
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
(zero coupon), due 1/1/24	1,515,000	1,480,949
San Ramon Valley Unified School District, Unlimited General Obligation
3.00%, due 8/1/31	1,600,000	1,605,392
Santa Maria Joint Union High School District, Unlimited General Obligation
(zero coupon), due 8/1/37	2,350,000	1,109,239
State of California, Various Purpose, Unlimited General Obligation
1.75%, due 11/1/30	1,375,000	1,147,360
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series A, Class 1
5.00%, due 6/1/24	1,710,000	1,752,189
Torrance Unified School District, Election of 2008, Unlimited General Obligation
(zero coupon), due 8/1/27	2,500,000	2,076,149
(zero coupon), due 8/1/28	2,500,000	1,974,361
(zero coupon), due 8/1/29	4,500,000	3,368,077
(zero coupon), due 8/1/30	1,500,000	1,061,623
Victor Valley Union High School District, Unlimited General Obligation
Series B
(zero coupon), due 8/1/49	14,715,000	3,254,025
Series B
(zero coupon), due 8/1/52	6,110,000	1,117,794
		65,428,072

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado 0.3%
Colorado Bridge Enterprise, Colorado High Performance Transportation Enterprise, Revenue Bonds
4.00%, due 12/31/26 (b)	$ 3,950,000	$ 4,084,698
Connecticut 1.3%
City of Hartford, Unlimited General Obligation
Series B, Insured: AGM State Guaranteed
5.00%, due 10/1/24	1,380,000	1,438,043
Series A, Insured: BAM State Guaranteed
5.00%, due 12/1/26	1,760,000	1,934,765
City of New Haven, Unlimited General Obligation
Series A
5.25%, due 8/1/25	155,000	164,236
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 3/15/23	250,000	250,425
State of Connecticut, Unlimited General Obligation
Series A
0.508%, due 6/1/24	1,000,000	948,507
Series A
5.00%, due 4/15/23	3,200,000	3,216,351
Series C
5.00%, due 6/15/23	1,500,000	1,514,378
Series D
5.00%, due 8/15/24	5,120,000	5,327,065
State of Connecticut, Transportation Infrastructure, Revenue Bonds
Series D
5.00%, due 11/1/26	700,000	770,666
Town of Westport, Unlimited General Obligation
3.00%, due 5/15/29	400,000	410,445
		15,974,881
Delaware 0.4%
Delaware State Economic Development Authority, Newark Charter School, Inc. Project, Revenue Bonds
4.00%, due 9/1/24	370,000	373,090
Delaware Transportation Authority, Revenue Bonds
5.00%, due 9/1/26	1,150,000	1,264,357
State of Delaware, Unlimited General Obligation
Series D
5.00%, due 7/1/23	2,395,000	2,421,246
Series B
5.00%, due 7/1/26	1,205,000	1,251,441
		5,310,134
District of Columbia 1.0%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,720,000	1,723,339

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	$ 2,160,000	$ 2,362,730
Series A
5.00%, due 10/1/28	1,020,000	1,134,639
Metropolitan Washington Airports Authority Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/23	2,000,000	2,025,072
Series A
5.00%, due 10/1/25	1,665,000	1,758,187
Series A
5.00%, due 10/1/27	2,700,000	2,953,412
		11,957,379
Florida 2.5%
City of Orlando, Tourist Development Tax, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 11/1/25	2,675,000	2,845,298
City of Tampa, Water & Wastewater System, Revenue Bonds
Series B
1.141%, due 10/1/27	4,000,000	3,489,298
County of Broward, Port Facilities, Revenue Bonds
5.00%, due 9/1/24	500,000	516,872
5.00%, due 9/1/25	700,000	739,252
5.00%, due 9/1/26	835,000	899,757
5.00%, due 9/1/27	1,995,000	2,187,135
County of Monroe, Airport, Revenue Bonds (b)
Series 202
5.00%, due 10/1/26	200,000	212,769
Series 202
5.00%, due 10/1/27	200,000	215,596
Greater Orlando Aviation Authority, Airport Facilities, Revenue Bonds
Series A
5.00%, due 10/1/23 (b)	8,895,000	9,015,331
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	4,225,000	4,538,691
Miami-Dade County Expressway Authority, Revenue Bonds
Series B, Insured: BAM
5.00%, due 7/1/26	5,000,000	5,156,618
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series B
1.214%, due 8/1/24	630,000	594,825
Orange County Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series C
5.00%, due 11/15/52 (a)	140,000	153,210
		30,564,652

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia 0.5%
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 4/1/48	$ 2,500,000	$ 2,510,099
Series C
4.00%, due 3/1/50	2,625,000	2,641,642
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/26	970,000	1,031,748
		6,183,489
Guam 0.3%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
3.133%, due 10/1/24	630,000	608,984
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/24	400,000	407,004
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/25	2,500,000	2,618,924
		3,634,912
Hawaii 0.1%
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,103,152
Illinois 7.9%
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/23	4,650,000	4,732,627
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series D
1.168%, due 1/1/24	1,000,000	968,606
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
5.00%, due 1/1/25 (b)	835,000	837,569
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/25 (b)	1,000,000	1,035,519
City of Berwyn, Unlimited General Obligation
Series A
5.00%, due 12/1/23	330,000	333,580
Series A
5.00%, due 12/1/24	820,000	836,803
Series A
5.00%, due 12/1/25	465,000	478,056
Series A
5.00%, due 12/1/26	705,000	732,224

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Wastewater Transmission Project, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 1/1/26	$ 2,090,000	$ 1,911,232
Series A, Insured: NATL-RE
(zero coupon), due 1/1/27	12,120,000	10,717,904
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/26	1,130,000	1,135,332
City of Chicago, Neighbourhoods Alive 21 Program, Unlimited General Obligation
Series 2002B
5.00%, due 1/1/24	150,000	151,862
Series 2002B
5.00%, due 1/1/26	170,000	173,713
Series 2002B
5.25%, due 1/1/28	150,000	154,017
City of Chicago, Unlimited General Obligation
Series C
5.00%, due 1/1/24	3,520,000	3,563,804
Series A
5.00%, due 1/1/26	405,000	408,274
Series A
5.00%, due 1/1/30	1,000,000	1,074,604
5.25%, due 1/1/28	925,000	949,772
Series A
5.25%, due 1/1/30	500,000	504,169
City of Chicago, Waterworks, Revenue Bonds, Second Lien
5.00%, due 11/1/24	250,000	250,487
Insured: AGM-CR
5.00%, due 11/1/25	400,000	410,532
City of Galesburg, Knox College Project, Revenue Bonds
Series A
5.00%, due 10/1/27	175,000	188,018
City of Rockford, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 12/15/23	140,000	141,714
Series A, Insured: AGM
4.00%, due 12/15/24	290,000	298,061
Cook County Township High School District No. 225, Unlimited General Obligation
5.00%, due 12/1/26	1,180,000	1,297,172
County of Cook, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 11/15/26	250,000	273,115
Crawford Hospital District, Unlimited General Obligation
Insured: AGM
4.00%, due 1/1/24	280,000	283,353
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/24	135,000	136,249
4.00%, due 11/1/25	210,000	213,584
4.00%, due 11/1/26	215,000	219,806

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Housing Development Authority, Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 10/1/23	$ 545,000	$ 555,891
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 4/1/24	555,000	573,991
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 10/1/24	500,000	524,412
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 4/1/25	250,000	265,391
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 10/1/25	250,000	269,046
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 4/1/26	250,000	271,960
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 10/1/26	275,000	302,584
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 4/1/27	275,000	306,126
Series G, Insured: GNMA / FNMA / FHLMC
5.50%, due 10/1/27	285,000	320,451
Illinois State University, Auxiliary Facilities System, Revenue Bonds
Insured: AGM
5.00%, due 4/1/24	2,360,000	2,420,449
Kane & DeKalb Counties Community Unit School District No. 302, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 2/1/27	475,000	424,624
Kankakee County School District No. 111 Kankakee, Limited General Obligation
Insured: BAM
4.00%, due 1/1/24	370,000	374,598
Lake County Consolidated High School District No. 120 Mundelein, Limited General Obligation
5.50%, due 12/1/25	250,000	270,202
5.50%, due 12/1/26	260,000	288,440
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Insured: NATL-RE
(zero coupon), due 12/15/23	175,000	170,200
Northern Illinois University, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/23	240,000	240,910
Peoria Public Building Commission, Peoria City School District No. 150, Revenue Bonds
Series A, Insured: AGM
4.00%, due 12/1/27	1,000,000	1,061,459
Public Building Commission of Chicago, Revenue Bonds
Insured: AMBAC
5.25%, due 3/1/24	1,000,000	1,024,771
Regional Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
6.00%, due 7/1/23	1,145,000	1,161,132

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Sales Tax Securitization Corp., Revenue Bonds
Series A
5.00%, due 1/1/24	$ 2,000,000	$ 2,043,156
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/26	1,175,000	1,227,716
State of Illinois, Unlimited General Obligation
Series D
5.00%, due 11/1/24	10,000,000	10,358,318
Series D
5.00%, due 11/1/25	5,000,000	5,263,257
Series A
5.00%, due 12/1/26	1,980,000	2,114,228
Series A
5.00%, due 3/1/27	525,000	562,204
Series A
5.00%, due 3/1/29	3,745,000	4,080,380
5.00%, due 10/1/29	800,000	874,911
Series C
5.00%, due 11/1/29	5,920,000	6,325,207
Series A
5.25%, due 10/1/23	10,000,000	10,023,378
State of Illinois, Unlimited General Obligation, First Series
Insured: NATL-RE
6.00%, due 11/1/26	4,115,000	4,374,401
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/27	1,145,000	1,228,329
Village of Brookfield, Unlimited General Obligation
Insured: BAM
4.00%, due 3/1/23	270,000	270,320
Insured: BAM
5.00%, due 12/1/26	775,000	841,268
Will County Community Unit School District No. 201-U, Crete-Monee, Limited General Obligation
Series E, Insured: AGM
5.00%, due 1/1/24	275,000	280,909
Series E, Insured: AGM
5.00%, due 1/1/25	340,000	355,240
		95,461,617
Indiana 1.6%
Avon Community School Building Corp., Limited General Obligation
Insured: State Intercept
4.00%, due 7/15/23	1,230,000	1,235,490
Insured: State Intercept
4.00%, due 1/15/24	2,635,000	2,659,506
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 7/1/23	2,830,000	2,850,802

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
City of Evansville, Medical School Project, Tax Allocation
Series A, Insured: BAM
5.00%, due 2/1/23	$ 535,000	$ 535,000
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 7/15/24	225,000	232,969
Insured: State Intercept
5.00%, due 1/15/25	325,000	339,501
Insured: State Intercept
5.00%, due 7/15/25	475,000	501,919
Insured: State Intercept
5.00%, due 1/15/26	655,000	700,215
Insured: State Intercept
5.00%, due 7/15/26	1,190,000	1,286,004
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds
Series A
1.40%, due 8/1/29 (a)	4,095,000	3,667,885
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series B
2.45%, due 11/15/25	355,000	327,795
Series B
2.52%, due 11/15/26	515,000	470,027
Series B
2.92%, due 11/15/27	655,000	591,844
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (b)
Series D
5.00%, due 1/1/26	2,495,000	2,635,870
Series D
5.00%, due 1/1/29	1,480,000	1,504,717
		19,539,544
Iowa 1.4%
Cedar Falls Community School District, Unlimited General Obligation
Insured: AGM
4.00%, due 6/1/24	2,440,000	2,489,414
Insured: AGM
4.00%, due 6/1/25	2,540,000	2,633,661
City of Coralville, Unlimited General Obligation
Series C
4.00%, due 5/1/26	645,000	658,414
City of Orange City, Water, Revenue Bonds
Series B, Insured: AGM
5.00%, due 6/1/27	425,000	468,881
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
1.50%, due 1/1/42 (a)(b)	2,000,000	1,967,134
PEFA, Inc., Revenue Bonds
5.00%, due 9/1/49 (a)	7,940,000	8,244,266
		16,461,770

	Principal Amount	Value
Long-Term Municipal Bonds
Kansas 0.0% ‡
Franklin County Unified School District No. 287 West Franklin, Unlimited General Obligation
Insured: AGM
5.00%, due 9/1/23	$ 305,000	$ 309,447
Kentucky 1.3%
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	4,245,000	4,352,072
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (a)
Series A
4.00%, due 4/1/48	6,500,000	6,514,547
Series C
4.00%, due 2/1/50	1,190,000	1,193,844
Kentucky State Property & Building Commission, Project No. 124, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/27	1,500,000	1,683,582
Rural Water Financing Agency, Public Projects, Revenue Notes
Series A
0.40%, due 5/1/23	2,000,000	1,985,606
		15,729,651
Louisiana 2.2%
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/26	1,500,000	1,653,006
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project, Revenue Bonds
Series A
3.615%, due 2/1/29	4,215,000	4,138,821
Louisiana Local Government Environmental Facilities & Community Development Authority, Ragin Cajun Facilities, Inc., Revenue Bonds
Insured: AGM
5.00%, due 10/1/24	1,770,000	1,834,446
Louisiana Stadium & Exposition District, Revenue Notes
Series A
1.872%, due 7/3/23 (c)	7,000,000	6,878,215
Louisiana Stadium & Exposition District, Revenue Bonds
5.00%, due 7/3/23	10,500,000	10,514,928
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 5/15/23	2,000,000	2,012,827
		27,032,243
Maine 0.3%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds (b)
Insured: AGM
5.00%, due 12/1/23	545,000	554,684

	Principal Amount	Value
Long-Term Municipal Bonds
Maine
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds (b)
Insured: AGM
5.00%, due 12/1/24	$ 520,000	$ 539,403
Insured: AGM
5.00%, due 12/1/25	475,000	502,264
Series A-1, Insured: AGM
5.00%, due 12/1/28	1,000,000	1,096,009
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/26	200,000	216,227
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/27	200,000	220,773
		3,129,360
Maryland 1.0%
City of Baltimore, Wastewater Project, Revenue Bonds
Series A
1.338%, due 7/1/27	1,850,000	1,634,132
Maryland Economic Development Corp., Terminal Project, Revenue Bonds
3.70%, due 6/1/25	1,000,000	960,358
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University Issue, Revenue Bonds
Series B
5.00%, due 7/1/23	345,000	348,666
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
5.00%, due 6/1/28	200,000	218,276
5.00%, due 6/1/30	350,000	389,871
State of Maryland, Unlimited General Obligation
Series C
0.41%, due 8/1/23	8,800,000	8,635,157
		12,186,460
Massachusetts 1.4%
Commonwealth of Massachusetts, COVID-19 Recovery Assessment, Revenue Bonds
Series A
3.68%, due 1/15/27	13,000,000	12,723,330
Massachusetts Educational Financing Authority, Revenue Bonds
5.00%, due 1/1/27 (b)	3,000,000	3,100,334
Massachusetts Housing Finance Agency, Revenue Bonds
Series B-2
0.80%, due 12/1/25	1,820,000	1,682,956
		17,506,620
Michigan 0.7%
Allen Park Public School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/24	630,000	648,973
Bay City School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 11/1/26	1,000,000	1,029,368

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Revenue Bonds, Senior Lien
Series A-1
2.326%, due 6/1/30	$ 3,982,286	$ 3,814,518
Michigan Finance Authority, Kettering University Project, Revenue Bonds
5.00%, due 9/1/28	500,000	550,034
Waterford School District, Unlimited General Obligation
Insured: Q-SBLF
4.00%, due 5/1/27	2,155,000	2,293,898
		8,336,791
Minnesota 1.5%
Centennial Independent School District No. 12, Unlimited General Obligation
Series A, Insured: SD CRED PROG
(zero coupon), due 2/1/33	1,500,000	1,041,664
City of St. Paul, Unlimited General Obligation
Series B
0.50%, due 3/1/24	3,850,000	3,738,348
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	5,155,000	4,248,850
Southern Minnesota Municipal Power Agency, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 1/1/25	2,250,000	2,130,038
State of Minnesota, Unlimited General Obligation
Series A
5.00%, due 8/1/26	5,520,000	5,749,081
Watertown-Mayer Independent School District No. 111, Unlimited General Obligation
Series A, Insured: SD CRED PROG
(zero coupon), due 2/1/29	1,000,000	834,010
		17,741,991
Mississippi 0.2%
Mississippi Development Bank, Madison County Highway Project, Revenue Bonds
Series C
5.00%, due 1/1/26	2,210,000	2,369,943
Mississippi Development Bank, Municipal Energy Agency of Mississippi Power Supply Refunding Project, Revenue Bonds
Insured: AGM
5.00%, due 3/1/27	300,000	320,869
		2,690,812
Missouri 0.4%
City of Kansas City, Main Streetcar Extension Project, Revenue Bonds
Series C
5.00%, due 9/1/24	1,000,000	1,039,895
Series C
5.00%, due 9/1/27	1,000,000	1,118,694
Series C
5.00%, due 9/1/28	675,000	769,295

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Kansas City Municipal Assistance Corp., Capital Appreciation, Revenue Bonds
Insured: AGC-ICC AMBAC
(zero coupon), due 4/15/23	$ 880,000	$ 875,488
Springfield School District No. R-12, Direct Deposit Program, Unlimited General Obligation
Insured: State Aid Direct Deposit
5.00%, due 3/1/32	1,000,000	1,001,692
		4,805,064
Montana 0.1%
Yellowstone County School District No. 2, School District No. 2 Billings, Unlimited General Obligation
5.00%, due 6/15/29	760,000	787,260
Nebraska 1.0%
Central Plains Energy Project, Revenue Bonds
2.50%, due 12/1/49 (a)	1,550,000	1,507,705
Grand Island Public Schools, Unlimited General Obligation
4.00%, due 12/15/35	4,000,000	4,121,397
Gretna Public Schools, Unlimited General Obligation
Series B
5.00%, due 12/15/27	6,000,000	6,435,498
		12,064,600
Nevada 1.0%
Clark County School District, Limited General Obligation
Series A, Insured: AGM
5.00%, due 6/15/25	3,780,000	4,011,273
Series A, Insured: AGM
5.00%, due 6/15/26	4,500,000	4,899,955
Series B, Insured: AGM
5.00%, due 6/15/26	2,450,000	2,667,754
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
5.00%, due 7/1/23	150,000	151,388
		11,730,370
New Jersey 6.1%
City of Jersey City, Unlimited General Obligation
Series A
5.00%, due 10/26/23	13,500,000	13,740,957
City of Millville, Unlimited General Obligation
Insured: AGM
3.00%, due 11/1/23	250,000	250,136
County of Morris, Unlimited General Obligation
2.00%, due 2/1/25	2,830,000	2,796,565
Essex County Improvement Authority, North Star Academy Charter School Project, Revenue Bonds (c)
2.37%, due 8/1/23	500,000	491,219
2.72%, due 8/1/24	500,000	476,629
3.00%, due 8/1/25	700,000	651,698

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
Essex County Improvement Authority, North Star Academy Charter School Project, Revenue Bonds (c)
4.00%, due 7/15/26	$ 385,000	$ 391,780
Manchester Township Board of Education, Unlimited General Obligation
Insured: BAM SCH BD RES FD
4.00%, due 3/1/23	355,000	355,380
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series E
0.85%, due 12/1/25 (b)	1,550,000	1,451,605
New Jersey Economic Development Authority, Facilities Construction, Revenue Bonds
Series FFF
5.00%, due 6/15/23	750,000	756,325
New Jersey Economic Development Authority, School Facility Surcharge, Revenue Bonds
Series N-1, Insured: NATL-RE
5.50%, due 9/1/23	1,500,000	1,523,804
New Jersey Educational Facilities Authority, Trustees of Princeton University (The), Revenue Bonds
Series A
5.00%, due 7/1/26	8,220,000	8,532,123
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/26	1,000,000	1,082,840
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/24 (b)	1,210,000	1,252,518
New Jersey Housing & Mortgage Finance Agency, Amity Heights Apartments, Revenue Bonds
Series A, Insured: HUD Sector 8
3.50%, due 7/1/25 (a)	10,067,000	10,084,047
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: AMBAC
(zero coupon), due 12/15/24	1,130,000	1,069,270
Insured: AMBAC
(zero coupon), due 12/15/26	1,000,000	891,620
Series A
5.00%, due 6/15/24	1,100,000	1,134,082
Series D
5.00%, due 12/15/24	960,000	1,001,087
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A-1
5.00%, due 6/15/27	10,000,000	10,785,961
New Jersey Transportation Trust Fund Authority, Highway Reimbursement Notes, Revenue Bonds
Series A
5.00%, due 6/15/30	4,610,000	4,947,457
Passaic Valley Sewerage Commission, Revenue Bonds
Series H, Insured: AGM
5.00%, due 12/1/23	2,190,000	2,233,457
Sayreville School District, Unlimited General Obligation
Insured: BAM SCH BD RES FD
3.00%, due 1/15/25	1,365,000	1,376,879

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/25	$ 3,000,000	$ 2,951,048
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/23	2,945,000	2,966,766
		73,195,253
New Mexico 0.8%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds
Series A
5.00%, due 11/1/39 (a)	9,490,000	9,836,581
New York 6.3%
City of Long Beach, Limited General Obligation
Series B
5.25%, due 7/15/26	300,000	321,733
Series B
5.50%, due 7/15/24	200,000	206,962
Series B
5.50%, due 7/15/25	125,000	132,184
City of New York, Unlimited General Obligation
Series B-2
2.90%, due 10/1/27	8,600,000	8,066,269
East Islip Union Free School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 6/29/23	10,500,000	10,587,463
East Ramapo Central School District, Unlimited General Obligation
Series A, Insured: State Aid Withholding
3.00%, due 5/31/23	6,660,000	6,665,844
Genesee Valley Central School District, Unlimited General Obligation
Insured: AGM State Aid Withholding
5.00%, due 6/15/29	1,540,000	1,772,492
Insured: AGM State Aid Withholding
5.00%, due 6/15/30	1,565,000	1,832,413
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.00%, due 2/1/23	250,000	250,000
Series B, Insured: AMBAC
5.25%, due 11/15/24	7,695,000	7,968,968
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series B
5.00%, due 11/15/23	1,245,000	1,261,521
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Insured: NATL-RE
7.97%, due 3/1/24 (d)	500,000	511,260
New York State Dormitory Authority, Revenue Bonds
Series A, Insured: State Aid Withholding
5.00%, due 10/1/23	4,150,000	4,222,956

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
5.00%, due 2/15/26	$ 2,400,000	$ 2,534,728
New York State Energy Research & Development Authority, Green Bond, Revenue Bonds
Series A
3.745%, due 4/1/24	1,100,000	1,086,531
New York State Housing Finance Agency, Revenue Bonds
Series A, Insured: SONYMA HUD Sector 8
0.75%, due 11/1/25	960,000	882,330
Series E
0.95%, due 5/1/25	5,050,000	4,764,021
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series B
3.32%, due 3/15/29	3,000,000	2,804,973
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/24	3,375,000	3,489,932
Insured: AGM-CR
5.00%, due 12/1/26	5,000,000	5,438,955
Insured: AGM-CR
5.00%, due 12/1/29	4,000,000	4,475,895
5.00%, due 12/1/30	1,000,000	1,106,747
Niagara Frontier Transportation Authority, Revenue Bonds
5.00%, due 4/1/23 (b)	825,000	827,580
Port Authority of New York & New Jersey, Revenue Bonds
Series 178
5.00%, due 12/1/25 (b)	265,000	269,621
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-1
0.45%, due 6/1/31	425,000	420,462
Town of Oyster Bay, Limited General Obligation
Insured: AGM
4.00%, due 3/1/25	2,295,000	2,372,679
Village of Johnson City, Limited General Obligation
Series C
5.25%, due 9/29/23	1,550,000	1,559,283
		75,833,802
North Carolina 1.7%
North Carolina Capital Facilities Finance Agency, Campbell University, Revenue Bonds
Series B
1.05%, due 10/1/23	1,000,000	968,372
North Carolina Medical Care Commission, United Methodist Retirement Homes, Revenue Bonds
Series A
5.00%, due 10/1/31	650,000	680,008
North Carolina State University at Raleigh, Revenue Bonds
Series A
5.00%, due 10/1/28	1,750,000	1,779,133

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
5.00%, due 2/1/24	$ 10,000,000	$ 10,234,808
Raleigh Durham Airport Authority, Revenue Bonds
Series A
5.00%, due 5/1/28 (b)	1,205,000	1,331,361
State of North Carolina, Highway Trust Fund, Revenue Bonds
Series B
5.00%, due 5/1/23	5,050,000	5,081,490
		20,075,172
Ohio 2.3%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.00%, due 11/15/26	450,000	481,662
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds
Series B
5.00%, due 2/15/25	5,710,000	5,983,392
City of Dayton, Airport, Revenue Bonds (b)
Series A, Insured: AGM
5.00%, due 12/1/23	1,155,000	1,156,907
Insured: AGM
5.00%, due 12/1/25	585,000	586,039
County of Lucas, Revenue Notes
5.25%, due 10/13/23	12,130,000	12,139,949
Ironton City School District, Unlimited General Obligation
Insured: SD CRED PROG
(zero coupon), due 12/1/24	660,000	627,130
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series A
2.875%, due 2/1/26	1,000,000	960,537
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Junior Lien
Series A
5.00%, due 2/15/26	2,000,000	2,164,721
State of Ohio, Unlimited General Obligation
Series B
5.00%, due 8/1/24	4,000,000	4,161,786
State of Ohio, Premier Health Partners Obligated Group, Revenue Bonds
5.00%, due 11/15/26	140,000	149,488
		28,411,611
Oregon 1.3%
Port of Morrow, Bonneville Cooperation Project, Revenue Bonds
2.179%, due 9/1/24	5,770,000	5,582,651
Salem-Keizer School District No. 24J, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/25	6,300,000	5,905,247
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/26	2,335,000	2,130,020

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (c)
2.165%, due 11/1/26	$ 1,000,000	$ 909,945
2.37%, due 11/1/27	1,000,000	896,360
		15,424,223
Pennsylvania 3.9%
Chichester School District, Unlimited General Obligation
Insured: NATL-RE State Aid Withholding
(zero coupon), due 3/1/27	1,000,000	889,028
City of Philadelphia, Airport, Revenue Bonds
5.00%, due 7/1/25 (b)	1,750,000	1,827,772
Coatesville School District, Limited General Obligation
Insured: AGM State Aid Withholding
5.00%, due 8/1/24	625,000	648,215
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
Series 1
5.00%, due 4/1/23	5,775,000	5,798,542
Commonwealth of Pennsylvania, Certificate of Participation
Insured: AGM
5.00%, due 11/1/24	1,660,000	1,731,987
Geisinger Authority, Geisinger Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 4/1/43 (a)	1,625,000	1,739,869
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/23	110,000	110,504
Insured: BAM
5.00%, due 5/1/24	110,000	112,616
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network, Revenue Bonds
Series A
5.25%, due 1/15/45	11,385,000	11,983,877
Penn Hills School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 10/1/26	4,845,000	5,264,554
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corp., Revenue Bonds
0.40%, due 10/1/23	3,600,000	3,522,510
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.00%, due 12/1/24	425,000	444,346
Series B
5.00%, due 12/1/25	425,000	457,196
Series B
5.00%, due 12/1/26	275,000	302,732
Series B
5.00%, due 12/1/27	350,000	394,250
Philadelphia Gas Works Co., Revenue Bonds
5.00%, due 10/1/24	1,000,000	1,036,245

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Reading School District, Limited General Obligation
Series C, Insured: BAM State Aid Withholding
5.00%, due 4/1/24	$ 3,325,000	$ 3,412,868
School District of Philadelphia (The), Limited General Obligation
Series F, Insured: BAM State Aid Withholding
5.00%, due 9/1/25	500,000	528,556
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds
Insured: AGM
4.00%, due 2/1/25	1,630,000	1,670,290
Insured: AGM
5.00%, due 2/1/26	2,930,000	3,126,944
State Public School Building Authority, Community College of Allegheny County, Revenue Bonds
Insured: BAM
5.00%, due 7/15/24	430,000	444,667
State Public School Building Authority, Delaware County Community College, Revenue Bonds
Insured: BAM
5.00%, due 10/1/24	300,000	311,869
Insured: BAM
5.00%, due 10/1/25	250,000	266,113
Insured: BAM
5.00%, due 10/1/26	325,000	353,738
Westmoreland County Industrial Development Authority, Excela Health Project, Revenue Bonds
Series A
4.00%, due 7/1/24	350,000	352,988
		46,732,276
Puerto Rico 0.0% ‡
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group, Revenue Bonds
5.00%, due 7/1/27	450,000	487,528
Rhode Island 0.2%
Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds
Series 77A
5.00%, due 4/1/26	1,000,000	1,072,431
Series 77A
5.00%, due 10/1/26	1,180,000	1,278,736
		2,351,167
South Carolina 0.5%
City of Anderson, Water & Sewer, Revenue Bonds
5.00%, due 7/1/26	1,325,000	1,446,586
South Carolina Public Service Authority, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 12/1/25	2,500,000	2,616,904
Series A, Insured: AGM-CR
5.00%, due 12/1/27	1,670,000	1,812,353
		5,875,843

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee 0.8%
Memphis-Shelby County Airport Authority, Revenue Bonds
Series C
1.875%, due 7/1/25 (b)	$ 2,000,000	$ 1,911,361
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/27	585,000	586,050
Tennessee Energy Acquisition Corp., Revenue Bonds
4.00%, due 11/1/49 (a)	7,650,000	7,688,558
		10,185,969
Texas 5.6%
Alamito Public Facility Corp., EP WH Cien Palmas LLC, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.50%, due 9/1/25 (a)	3,500,000	3,512,181
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
5.00%, due 1/1/27	10,655,000	11,335,218
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/24	775,000	798,980
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/25 (b)	1,630,000	1,721,908
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
5.00%, due 8/15/24	715,000	740,072
City of Dallas Housing Finance Corp. Multi-family Housing, Highpoint at Wynnewood, Revenue Bonds
3.50%, due 2/1/44 (a)	2,900,000	2,918,507
City of Georgetown, Utility System, Revenue Bonds
4.00%, due 8/15/25	465,000	481,486
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/23	1,005,000	1,018,659
5.00%, due 9/1/24	3,180,000	3,294,310
5.00%, due 9/1/25	1,000,000	1,034,530
5.00%, due 9/1/25	1,520,000	1,614,216
5.00%, due 9/1/26	430,000	466,716
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,199,381
City of San Antonio, Electric & Gas Systems, Revenue Bonds
5.00%, due 2/1/25	4,250,000	4,467,946
City of Sugar Land, Waterworks & Sewer System, Revenue Bonds
5.00%, due 8/15/25	1,960,000	2,092,175
Clear Lake City Water Authority, Unlimited General Obligation
4.00%, due 3/1/23	150,000	150,163
Decatur Hospital Authority, Wise Health System, Revenue Bonds
Series B
5.00%, due 9/1/26	750,000	779,539
Series B
5.00%, due 9/1/27	840,000	881,357

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Decatur Hospital Authority, Wise Health System, Revenue Bonds
Series B
5.00%, due 9/1/28	$ 845,000	$ 893,939
Series B
5.00%, due 9/1/29	1,070,000	1,139,541
Ennis Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/15/26	1,385,000	1,263,680
Insured: PSF-GTD
(zero coupon), due 8/25/30	800,000	636,480
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AGM
6.50%, due 3/1/25	200,000	214,908
Insured: AGM
6.50%, due 3/1/27	390,000	446,506
Fort Bend-Waller Counties Municipal Utility District No. 3, Unlimited General Obligation
Insured: BAM
4.50%, due 4/1/23	175,000	175,493
Green Valley Special Utility District, Revenue Bonds
Insured: BAM
7.00%, due 9/15/24	375,000	399,766
Insured: BAM
7.00%, due 9/15/25	495,000	547,684
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Insured: BAM
7.00%, due 12/1/26	930,000	1,064,434
Insured: BAM
7.00%, due 12/1/27	800,000	941,110
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
6.00%, due 9/1/24	680,000	715,981
Insured: BAM
6.00%, due 9/1/25	980,000	1,061,246
Insured: BAM
6.00%, due 9/1/26	980,000	1,089,932
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/25	310,000	341,342
Insured: BAM
7.00%, due 9/1/26	325,000	370,332
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 11/15/24	150,000	156,121
Horizon Regional Municipal Utility District, Unlimited General Obligation
Insured: BAM
5.00%, due 2/1/25	300,000	313,648
Houston Higher Education Finance Corp., Houston Baptist University, Revenue Bonds
1.75%, due 10/1/24	115,000	110,383

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Houston Higher Education Finance Corp., Houston Baptist University, Revenue Bonds
2.00%, due 10/1/25	$ 150,000	$ 141,063
Hunt Memorial Hospital District Charitable Health, Limited General Obligation
5.00%, due 2/15/23	325,000	325,234
Imperial Redevelopment District, Unlimited General Obligation
Insured: AGM
2.00%, due 5/1/26	130,000	124,672
Lazy Nine Municipal Utility District No. 1B, Unlimited General Obligation
Insured: BAM
6.50%, due 3/1/25	300,000	323,184
Insured: BAM
6.50%, due 3/1/26	360,000	401,289
Insured: BAM
6.50%, due 3/1/27	375,000	430,270
Insured: BAM
6.50%, due 3/1/28	390,000	460,861
Pasadena Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/25	3,120,000	3,286,554
San Antonio Housing Trust Public Facility Corp., Country Club Village LP, Revenue Bonds
4.00%, due 8/1/26 (a)	2,500,000	2,560,074
State of Texas, Unlimited General Obligation
2.326%, due 10/1/29	3,000,000	2,675,663
5.00%, due 4/1/23	2,845,000	2,856,977
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/29	875,000	931,723
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/24	1,055,000	1,082,179
Viridian Municipal Management District, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/23	300,000	303,580
Insured: AGM
4.00%, due 12/1/23	305,000	308,639
		67,601,832
U.S. Virgin Islands 1.7%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	3,850,000	3,950,082
Series A
5.00%, due 10/1/26	15,430,000	15,944,884
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/24	395,000	399,978
		20,294,944

	Principal Amount	Value
Long-Term Municipal Bonds
Utah 0.7%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/29 (b)	$ 3,365,000	$ 3,738,778
Utah Infrastructure Agency, Revenue Bonds
3.00%, due 10/15/25	565,000	547,147
4.00%, due 10/15/27	550,000	544,491
4.00%, due 10/15/28	350,000	344,244
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,299,306
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds
5.00%, due 6/1/23	250,000	251,967
5.00%, due 6/1/24	300,000	309,219
5.00%, due 6/1/25	400,000	421,700
5.00%, due 6/1/26	500,000	538,922
5.00%, due 6/1/27	500,000	549,251
		8,545,025
Vermont 0.1%
City of Burlington, Airport, Revenue Bonds
Series A
4.00%, due 7/1/23	400,000	401,953
Series A
4.00%, due 7/1/24	415,000	422,052
Series A
5.00%, due 7/1/25	430,000	452,185
		1,276,190
Virginia 0.8%
Capital Region Airport Commission, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/27	1,005,000	1,055,604
City of Suffolk, Unlimited General Obligation
Insured: State Aid Withholding
4.00%, due 2/1/36	5,085,000	5,169,267
County of Chesterfield, Unlimited General Obligation
Series A, Insured: State Aid Withholding
3.50%, due 1/1/35	1,730,000	1,768,519
Norfolk Airport Authority, Revenue Bonds
5.00%, due 7/1/24	395,000	407,985
5.00%, due 7/1/25	160,000	169,602
Virginia Commonwealth Transportation Board, Revenue Bonds
5.00%, due 5/15/25	1,500,000	1,547,786
		10,118,763
Washington 2.5%
City of Seattle, Drainage & Wastewater, Revenue Bonds
5.00%, due 5/1/27	2,540,000	2,622,843

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
King County School District No. 411, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 12/1/30	$ 1,800,000	$ 1,825,492
Series A, Insured: School Bond Guaranty
4.00%, due 12/1/28	3,385,000	3,405,073
Port of Seattle, Revenue Bonds
Series C
5.00%, due 4/1/24 (b)	3,360,000	3,434,785
Series B
5.00%, due 3/1/25	1,500,000	1,558,893
Port of Seattle, Revenue Bonds, First Lien
Series B
5.00%, due 10/1/25 (b)	4,000,000	4,235,498
Seattle Housing Authority, Revenue Bonds
1.00%, due 6/1/26	895,000	827,989
State of Washington, Various Purpose, Unlimited General Obligation
Series R-2015A
5.00%, due 7/1/24	2,000,000	2,073,388
Series R-2015A
5.00%, due 7/1/25	10,000,000	10,374,032
Washington Higher Education Facilities Authority, Seattle University Project, Revenue Bonds
5.00%, due 5/1/24	250,000	256,472
		30,614,465
West Virginia 0.0% ‡
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
5.00%, due 1/1/25	425,000	436,583
Wisconsin 1.6%
City of Milwaukee, Unlimited General Obligation
Series N-3, Insured: AGM
5.00%, due 4/1/23	5,130,000	5,148,862
Series N-3, Insured: BAM
5.00%, due 4/1/27	5,840,000	6,393,780
Series N-4, Insured: BAM
5.00%, due 4/1/27	1,000,000	1,094,825
Series N-4, Insured: BAM
5.00%, due 4/1/27	1,000,000	1,094,825
Series N-3, Insured: BAM
5.00%, due 4/1/30	1,000,000	1,131,458
Oshkosh Area School District, Unlimited General Obligation
2.00%, due 3/1/23	1,000,000	999,376
Public Finance Authority, United Methodist Retirement Homes, Inc., Revenue Bonds
Series A
4.00%, due 10/1/27	195,000	191,492
Public Finance Authority, Northwest Nazarene University, Revenue Bonds
5.00%, due 10/1/25	500,000	519,497

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Town of Manitowish Waters, Unlimited General Obligation
Insured: AGM
3.00%, due 3/1/23	$ 295,000	$ 294,966
Village of Mount Pleasant, Revenue Bonds
Series A, Insured: BAM
3.00%, due 3/1/27	2,600,000	2,602,686
		19,471,767
Wyoming 0.2%
Consolidated Municipalities Electric Power Systems, Joint Powers Board, Revenue Bonds
5.00%, due 6/1/23	500,000	503,967
5.00%, due 6/1/25	750,000	793,307
5.00%, due 6/1/27	500,000	552,491
		1,849,765
Total Long-Term Municipal Bonds (Cost $911,289,036)		918,189,977
Short-Term Municipal Notes 19.3%
Alabama 1.6%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
2.01%, due 10/1/52 (e)	16,500,000	15,813,267
Southeast Alabama Gas Supply District (The), Project No. 1, Revenue Bonds
Series C
2.31%, due 4/1/49 (e)	3,000,000	2,993,114
		18,806,381
Arizona 1.2%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
1.91%, due 1/1/46 (e)	15,000,000	14,505,600
California 1.7%
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds
Series A
3.65%, due 1/1/50 (b)(c)(e)	10,000,000	9,999,838
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (b)(e)	5,000,000	5,040,414
California Pollution Control Financing Authority, Waste Management Project, Revenue Bonds
Series A
2.50%, due 11/1/38 (e)	5,500,000	5,438,583
		20,478,835
District of Columbia 0.3%
District of Columbia Housing Finance Agency, Cascade Park Apartments II Project, Revenue Bonds
0.70%, due 8/1/42 (e)	4,500,000	4,291,406

	Principal Amount	Value
Short-Term Municipal Notes
Florida 0.7%
Florida Development Finance Corp., Brighline Passenger Rail Expansion Project, Revenue Bonds
Series A
2.90%, due 12/1/56 (b)(e)	$ 8,335,000	$ 8,330,120
Georgia 0.3%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds
1.80%, due 9/1/29 (e)	2,800,000	2,532,530
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds
2.15%, due 10/1/32 (e)	1,000,000	980,346
		3,512,876
Illinois 0.3%
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
2.36%, due 5/1/42 (e)	1,125,000	1,093,575
Illinois Finance Authority, American Water Capital Corp., Revenue Bonds
2.45%, due 10/1/39 (e)	2,250,000	2,086,988
		3,180,563
Indiana 0.3%
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds
Series B
0.95%, due 12/1/38 (b)(e)	2,265,000	2,024,622
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
1.96%, due 3/1/39 (e)	1,925,000	1,877,907
		3,902,529
Kansas 0.8%
City of Wichita, Wichita Senior Housing, Revenue Bonds
Series IV, Insured: FHA 221(D4)
0.51%, due 11/1/25 (e)	10,300,000	9,716,135
Louisiana 0.6%
Parish of St. John the Baptist LA, Marathon Oil Corp. Project, Revenue Bonds (e)
2.125%, due 6/1/37	925,000	906,467
Series B-2
2.375%, due 6/1/37	6,525,000	6,179,667
		7,086,134
Michigan 1.1%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AGM
3.794%, due 7/1/32 (e)	13,500,000	13,225,978

	Principal Amount	Value
Short-Term Municipal Notes
New Jersey 0.5%
New Jersey Turnpike Authority, Revenue Bonds (e)
Series C-4
3.758%, due 1/1/24	$ 3,200,000	$ 3,214,119
Series D-1
3.758%, due 1/1/24	2,600,000	2,611,472
		5,825,591
New York 1.2%
Metropolitan Transportation Authority, Revenue Bonds
Series D-2A-2, Insured: AGM
3.681%, due 11/1/32 (e)	10,875,000	10,808,052
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B-4A
3.261%, due 1/1/32 (e)	4,405,000	4,365,690
		15,173,742
Ohio 2.4%
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds (b)(e)
Series C
2.10%, due 12/1/27	2,210,000	2,145,972
2.10%, due 7/1/28	2,000,000	1,942,056
2.10%, due 10/1/28	10,000,000	9,710,282
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
1.89%, due 12/1/42 (e)	3,995,000	3,829,820
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds
2.06%, due 1/1/52 (e)	120,000	119,975
State of Ohio, Republic Services, Inc., Revenue Bonds
2.90%, due 11/1/35 (e)	11,500,000	11,500,088
		29,248,193
Pennsylvania 2.1%
County of Allegheny, Unlimited General Obligation
Series C-59B, Insured: AGM
3.525%, due 11/1/26 (e)	665,000	663,447
Lehigh County General Purpose Authority, Muhlenberg College Project, Revenue Bonds
2.24%, due 11/1/37 (e)	12,445,000	12,429,579
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Revenue Bonds
Series A
2.06%, due 6/1/41 (b)(e)	9,000,000	8,768,657
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AGC
3.785%, due 7/1/27 (e)	2,230,000	2,196,010
University of Pittsburgh-of the Commonwealth System of Higher Education, Revenue Bonds
2.02%, due 2/15/24 (e)	2,000,000	1,997,586
		26,055,279

	Principal Amount	Value
Short-Term Municipal Notes
South Carolina 0.2%
Patriots Energy Group Financing Agency, Revenue Bonds
Series B
3.787%, due 10/1/48 (e)	$ 2,180,000	$ 2,185,466
Texas 2.3%
Capital Area Housing Finance Corp., Grand Avenue Flats Ltd., Revenue Bonds
0.29%, due 8/1/39 (e)	13,000,000	12,320,617
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.838%, due 9/15/27 (e)	15,775,000	15,627,780
		27,948,397
Washington 1.6%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
1.89%, due 1/1/40 (e)	20,000,000	19,487,722
Wisconsin 0.1%
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series B, Insured: HUD Sector 8
0.50%, due 11/1/50 (e)	750,000	707,360
Total Short-Term Municipal Notes (Cost $237,385,952)		233,668,307
Total Municipal Bonds (Cost $1,148,674,988)		1,151,858,284

Long-Term Bonds 0.6%
Corporate Bonds 0.6%
Commercial Services 0.6%
J Paul Getty Trust (The)
Series 2021
0.391%, due 1/1/24	5,000,000	4,804,278
Yale University
Series 2020
0.873%, due 4/15/25	3,000,000	2,780,482
		7,584,760
Total Long-Term Bonds (Cost $7,653,947)		7,584,760

	Shares	Value
Short-Term Investment 0.2%
U.S. Treasury Debt 0.2%
U.S. Treasury Bills, 0.000% (f)	1,750,000	$ 1,723,429
Total Short-Term Investment (Cost $1,723,803)		1,723,429
Total Investments (Cost $1,158,052,738)	96.0%	1,161,166,473
Other Assets, Less Liabilities	4.0	48,406,317
Net Assets	100.0%	$ 1,209,572,790

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2023.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Floating rate—Rate shown was the rate in effect as of January 31, 2023.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Interest rate shown represents yield to maturity.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
ICC—Insured Custody Certificates
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 918,189,977	$ —	$ 918,189,977
Short-Term Municipal Notes	—	233,668,307	—	233,668,307
Total Municipal Bonds	—	1,151,858,284	—	1,151,858,284
Long-Term Bonds
Corporate Bonds	—	7,584,760	—	7,584,760
Total Corporate Bonds	—	7,584,760	—	7,584,760
Short-Term Investment
U.S. Treasury Debt	—	1,723,429	—	1,723,429
Total Investments in Securities	$ —	$ 1,161,166,473	$ —	$ 1,161,166,473

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds Trust
Notes to Portfolios of Investments January 31, 2023 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Effective September 8, 2022, and pursuant to Rule 2a-5 under the 1940 Act, The Board of Trustees of the MainStay Funds Trust (the "Board") designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2023, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2023, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2023, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Funds as of January 31, 2023, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of January 31, 2023, and can change at any time. Illiquid investments as of January 31, 2023, are shown in the Portfolio of Investments.